Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.5%
Aristocrat Leisure Ltd.	718,017	$30,665,823
ASX Ltd.	334,601	15,151,375
BHP Group Ltd.	6,173,352	147,133,521
Brambles Ltd.	1,804,311	23,711,636
Cochlear Ltd.	43,495	7,617,305
Coles Group Ltd.	894,417	12,146,009
Computershare Ltd.	854,220	22,321,968
Fortescue Ltd.	2,201,580	22,737,229
Insurance Australia Group Ltd.	2,516,888	13,219,876
James Hardie Industries PLC(a)	510,832	11,990,347
Medibank Pvt Ltd.	5,232,118	15,564,110
Origin Energy Ltd.	1,626,225	11,084,358
Pro Medicus Ltd.	70,376	10,319,255
QBE Insurance Group Ltd.	2,191,433	30,285,432
REA Group Ltd.	95,570	15,184,137
Rio Tinto Ltd.	396,117	29,636,375
Santos Ltd.	3,063,290	11,776,399
Stockland	3,302,896	11,607,155
Suncorp Group Ltd.	1,387,040	18,037,186
Telstra Group Ltd.	4,983,668	14,383,345
Wesfarmers Ltd.	1,500,288	75,158,800
Woodside Energy Group Ltd.	1,646,916	21,467,768
		571,199,409
Austria — 0.2%
OMV AG	184,045	9,515,791
Verbund AG	141,705	10,890,167
		20,405,958
Belgium — 0.2%
Ageas SA	253,399	15,892,231
D'ieteren Group	20,193	4,032,560
Lotus Bakeries NV	334	3,211,434
		23,136,225
Canada — 6.2%
Alimentation Couche-Tard Inc.	479,466	25,027,110
ARC Resources Ltd.	648,845	12,006,409
Brookfield Asset Management Ltd., Class A	583,334	31,125,815
Canadian National Railway Co.	718,763	69,608,333
CCL Industries Inc., Class B, NVS	132,733	6,936,084
CGI Inc.	188,255	19,961,639
Constellation Software Inc./Canada	20,163	72,665,633
Franco-Nevada Corp.	112,229	19,286,357
Great-West Lifeco Inc.	499,624	19,429,017
iA Financial Corp. Inc.	154,246	14,983,769
IGM Financial Inc.	115,671	3,675,864
Imperial Oil Ltd.	301,198	20,316,555
Intact Financial Corp.	274,789	61,027,236
Manulife Financial Corp.	2,368,721	72,594,271
Power Corp. of Canada	760,190	28,773,186
Sun Life Financial Inc.	793,119	47,261,516
Suncor Energy Inc.	1,270,220	44,862,188
TFI International Inc.	72,240	5,872,579
TMX Group Ltd.	383,680	15,549,254
Toromont Industries Ltd.	97,407	8,241,370
Tourmaline Oil Corp.	402,693	17,789,064
Wheaton Precious Metals Corp.	281,592	23,512,299
		640,505,548
China — 0.0%
Wharf Holdings Ltd. (The)	1,844,005	4,631,955
Security	Shares	Value
Denmark — 2.6%
Carlsberg A/S, Class B	93,189	$12,697,340
Coloplast A/S, Class B	108,625	12,292,336
Genmab A/S(a)	38,434	8,149,492
Novo Nordisk A/S, Class B	3,057,048	204,398,849
Pandora A/S	95,882	14,273,270
Rockwool A/S, Class B	109,376	4,993,032
Tryg A/S	506,380	12,081,186
		268,885,505
Finland — 1.1%
Elisa OYJ	285,298	15,220,084
Fortum OYJ	519,344	8,707,609
Kesko OYJ, Class B	168,641	3,871,799
Kone OYJ, Class B	648,748	40,178,137
Metso OYJ	694,215	7,543,135
Neste OYJ	932,765	9,675,882
Orion OYJ, Class B	104,108	6,518,361
UPM-Kymmene OYJ	323,904	8,578,954
Wartsila OYJ Abp	551,529	10,190,232
		110,484,193
France — 8.4%
Air Liquide SA	481,966	99,033,496
Amundi SA(b)	72,145	5,698,820
AXA SA	2,205,464	104,309,391
Bureau Veritas SA	391,381	12,423,629
Dassault Aviation SA	18,095	6,524,452
Euronext NV(b)	116,866	19,533,822
Hermes International SCA	50,033	137,599,753
La Francaise des Jeux SAEM(b)	189,551	6,756,382
Legrand SA	248,042	27,259,770
L'Oreal SA	238,355	105,320,887
LVMH Moet Hennessy Louis Vuitton SE	292,251	161,886,398
Publicis Groupe SA	323,391	32,904,061
Schneider Electric SE	508,071	118,708,630
STMicroelectronics NV	554,465	12,604,714
Thales SA	83,681	23,440,916
		874,005,121
Germany — 7.4%
Allianz SE, Registered	661,753	273,685,626
Beiersdorf AG	63,980	9,014,652
Brenntag SE	125,895	8,407,753
CTS Eventim AG & Co. KGaA	122,518	14,516,787
Deutsche Boerse AG	316,663	101,995,205
GEA Group AG	194,155	12,666,611
Hannover Rueck SE	96,609	31,011,449
Henkel AG & Co. KGaA	49,752	3,511,503
Knorr-Bremse AG	86,299	8,558,853
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	258,516	176,982,506
Nemetschek SE	66,643	8,855,839
Rational AG	9,138	7,840,716
Rheinmetall AG	48,774	83,064,670
Scout24 SE(b)	110,400	13,157,114
Symrise AG, Class A	82,129	9,472,056
Talanx AG(a)	81,710	9,377,703
		772,119,043
Hong Kong — 2.4%
CK Asset Holdings Ltd.	3,607,000	14,735,902
CK Infrastructure Holdings Ltd.	872,000	5,876,975
CLP Holdings Ltd.	2,088,500	17,807,888
Futu Holdings Ltd., ADR	64,013	5,909,040
Hang Seng Bank Ltd.	1,166,100	16,277,337

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Henderson Land Development Co. Ltd.	2,141,000	$6,071,746
HKT Trust & HKT Ltd., Class SS	4,733,000	6,734,961
Hong Kong & China Gas Co. Ltd.	13,531,370	12,175,169
Hong Kong Exchanges & Clearing Ltd.	2,233,000	97,559,066
Power Assets Holdings Ltd.	1,817,500	12,019,484
Sino Land Co. Ltd.	5,468,000	5,619,464
SITC International Holdings Co. Ltd.	2,040,000	5,642,117
Sun Hung Kai Properties Ltd.	2,621,500	24,868,628
Techtronic Industries Co. Ltd.	1,425,500	14,346,206
Wharf Real Estate Investment Co. Ltd.	2,449,000	5,856,905
		251,500,888
Ireland — 0.2%
AIB Group PLC	2,050,256	13,779,895
Kingspan Group PLC	147,668	12,460,878
		26,240,773
Israel — 0.9%
Bank Hapoalim BM	1,812,516	26,587,056
Bank Leumi Le-Israel BM	1,776,477	25,227,800
Check Point Software Technologies Ltd.(a)	132,822	29,162,398
Mizrahi Tefahot Bank Ltd.	202,356	10,246,800
		91,224,054
Italy — 2.2%
Ferrari NV	204,034	93,402,838
FinecoBank Banca Fineco SpA	1,287,054	25,755,141
Generali	1,212,182	44,302,507
Moncler SpA	294,093	18,151,676
Prysmian SpA	223,175	12,259,496
Recordati Industria Chimica e Farmaceutica SpA	69,100	4,077,475
Terna - Rete Elettrica Nazionale	1,509,192	15,007,116
Unipol Gruppo SpA	730,130	13,096,130
		226,052,379
Japan — 12.9%
Advantest Corp.	594,500	24,871,465
Bandai Namco Holdings Inc.	552,100	19,186,864
Capcom Co. Ltd.	581,500	16,834,720
Chugai Pharmaceutical Co. Ltd.	514,800	29,657,376
Daifuku Co. Ltd.	320,300	8,473,365
Daito Trust Construction Co. Ltd.	201,900	22,478,945
Daiwa House Industry Co. Ltd.	1,180,200	42,703,085
Disco Corp.	119,500	23,120,797
Fast Retailing Co. Ltd.	224,000	73,683,629
Fuji Electric Co. Ltd.	103,100	4,584,519
Hitachi Ltd.	3,558,700	87,955,094
Hoya Corp.	254,900	29,993,085
Japan Exchange Group Inc.	1,953,400	21,733,063
Japan Tobacco Inc.	677,300	20,866,283
KDDI Corp.	4,040,200	71,606,919
Kikkoman Corp.	465,200	4,553,923
Kobe Bussan Co. Ltd.	96,400	2,945,996
Konami Group Corp.	159,800	22,821,985
Lasertec Corp.	158,400	14,726,500
M3 Inc.(a)	234,000	2,932,626
MonotaRO Co. Ltd.	410,900	7,902,786
MS&AD Insurance Group Holdings Inc.	2,196,400	49,923,727
Nexon Co. Ltd.	394,600	6,191,145
Nintendo Co. Ltd.	1,593,900	132,325,564
Nippon Building Fund Inc.	11,187	10,383,877
Nippon Telegraph & Telephone Corp.	33,704,000	35,229,998
Nissin Foods Holdings Co. Ltd.	151,400	3,338,191
Nitori Holdings Co. Ltd.	62,200	7,400,850
Nitto Denko Corp.	568,800	9,997,691
Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	310,100	$11,742,690
Obic Co. Ltd.	269,300	9,428,595
Ono Pharmaceutical Co. Ltd.	234,300	2,697,010
Oracle Corp./Japan	60,700	7,297,440
Osaka Gas Co. Ltd.	339,500	8,609,061
Pan Pacific International Holdings Corp.	358,600	11,040,373
Recruit Holdings Co. Ltd.	1,498,100	83,017,589
SCREEN Holdings Co. Ltd.	64,500	4,289,057
Secom Co. Ltd.	325,800	11,979,806
Sekisui Chemical Co. Ltd.	297,800	5,203,733
Sekisui House Ltd.	493,100	11,336,466
SG Holdings Co. Ltd.	268,800	2,830,369
Shin-Etsu Chemical Co. Ltd.	1,421,900	43,270,506
Shionogi & Co. Ltd.	349,100	5,865,059
SMC Corp.	45,900	14,855,117
Sompo Holdings Inc.	1,415,400	46,384,209
Subaru Corp.	510,100	9,236,849
Toho Co. Ltd./Tokyo	160,500	9,163,180
Tokio Marine Holdings Inc.	3,488,000	139,807,244
Tokyo Electron Ltd.	522,700	77,829,151
Unicharm Corp.	794,400	7,376,113
ZOZO Inc.	754,900	7,666,376
		1,339,350,061
Netherlands — 6.4%
Adyen NV(a)(b)	45,671	73,905,400
ASM International NV	39,217	19,168,758
ASML Holding NV	654,308	438,021,180
ASR Nederland NV	162,868	10,276,779
BE Semiconductor Industries NV	110,452	11,962,359
IMCD NV	48,940	6,508,073
Randstad NV	118,839	4,770,163
Universal Music Group NV	1,771,866	52,102,570
Wolters Kluwer NV	307,922	54,366,384
		671,081,666
Norway — 0.6%
Aker BP ASA	407,851	8,755,543
Equinor ASA	930,449	21,061,294
Gjensidige Forsikring ASA	388,285	9,085,419
Kongsberg Gruppen ASA	140,163	22,581,477
Orkla ASA	463,725	5,171,672
		66,655,405
Portugal — 0.0%
Jeronimo Martins SGPS SA	214,050	5,180,517
Singapore — 1.8%
CapitaLand Ascendas REIT	5,283,300	10,765,558
DBS Group Holdings Ltd.	2,544,580	82,671,327
Oversea-Chinese Banking Corp. Ltd.	4,860,500	60,152,399
Sembcorp Industries Ltd.	1,085,400	5,490,136
Singapore Exchange Ltd.	1,676,700	18,445,129
Singapore Technologies Engineering Ltd.	1,398,300	7,939,884
Yangzijiang Shipbuilding Holdings Ltd.	3,768,700	6,455,644
		191,920,077
Spain — 2.6%
Iberdrola SA	8,099,987	146,009,183
Industria de Diseno Textil SA	1,839,798	98,935,104
Redeia Corp. SA	120,954	2,536,440
Repsol SA	1,561,696	19,089,651
		266,570,378
Sweden — 4.3%
AddTech AB, Class B	329,607	11,088,783

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Alfa Laval AB	307,414	$12,750,250
Assa Abloy AB, Class B	1,014,235	30,786,063
Atlas Copco AB, Class A	4,519,299	69,952,857
Atlas Copco AB, Class B	2,658,238	36,911,548
Boliden AB(a)	222,383	6,813,822
Epiroc AB, Class A	839,865	18,170,234
Epiroc AB, Class B	542,395	10,637,211
EQT AB	476,295	13,763,746
Essity AB, Class B	389,327	11,258,961
Evolution AB(b)	281,997	19,535,229
Industrivarden AB, Class A	177,181	6,226,509
Industrivarden AB, Class C	261,888	9,196,641
Indutrade AB	315,160	8,526,225
Investment AB Latour, Class B	142,020	3,832,643
Investor AB, Class B	2,904,570	86,057,933
Lifco AB, Class B	266,168	10,304,626
Sandvik AB	1,046,440	21,603,155
SKF AB, Class B	316,594	6,205,679
Volvo AB, Class B	1,939,504	52,722,549
		446,344,664
Switzerland — 15.5%
ABB Ltd., Registered	2,413,021	127,433,436
Baloise Holding AG, Registered	56,580	12,587,493
BKW AG	32,799	6,575,783
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	622	9,065,024
Chocoladefabriken Lindt & Spruengli AG, Registered	65	9,206,764
Cie Financiere Richemont SA, Class A, Registered	514,505	90,915,708
EMS-Chemie Holding AG, Registered	8,929	6,583,362
Geberit AG, Registered	56,258	38,971,058
Givaudan SA, Registered	9,082	43,814,831
Helvetia Holding AG, Registered	46,438	10,244,108
Holcim AG	389,805	43,559,888
Kuehne + Nagel International AG, Registered	83,103	19,138,372
Logitech International SA, Registered	255,015	19,378,608
Nestle SA, Registered	2,740,500	291,691,651
Novartis AG, Registered	1,691,642	192,943,962
Partners Group Holding AG	54,829	71,840,868
Roche Holding AG, Bearer	32,412	11,275,378
Roche Holding AG, NVS	693,366	226,721,220
Schindler Holding AG, Participation Certificates, NVS	53,388	19,526,388
Schindler Holding AG, Registered	28,966	10,269,720
Sika AG, Registered	139,822	34,942,574
Sonova Holding AG, Registered	40,416	12,424,442
Straumann Holding AG	119,654	14,590,226
Swiss Re AG	391,772	70,324,723
Swisscom AG, Registered	36,763	24,516,623
VAT Group AG(b)	45,248	16,334,078
Zurich Insurance Group AG	252,372	179,000,027
		1,613,876,315
United Kingdom — 17.7%
3i Group PLC	1,106,707	62,740,349
Admiral Group PLC	568,045	24,705,677
Ashtead Group PLC	424,027	22,699,188
AstraZeneca PLC	1,331,924	190,820,491
Auto Trader Group PLC(b)	2,167,333	24,349,672
Aviva PLC	3,007,324	22,532,077
BAE Systems PLC	3,124,294	72,429,375
BP PLC	15,265,269	70,485,715
Security	Shares	Value
United Kingdom (continued)
Bunzl PLC	376,753	$11,839,279
Coca-Cola HBC AG, Class DI	157,272	8,189,738
Compass Group PLC	1,697,711	57,238,024
Croda International PLC	89,783	3,544,068
Diageo PLC	2,004,375	56,283,631
Experian PLC	1,136,420	56,538,081
GSK PLC	3,754,503	74,274,188
Halma PLC	318,793	11,767,169
Hikma Pharmaceuticals PLC	137,811	3,651,931
Imperial Brands PLC	882,338	36,205,024
Intertek Group PLC	226,492	13,909,985
JD Sports Fashion PLC	2,684,243	2,825,986
Land Securities Group PLC	1,044,990	8,280,804
London Stock Exchange Group PLC	640,006	99,656,277
Mondi PLC, NVS	325,750	4,944,603
National Grid PLC	4,509,167	65,085,770
Next PLC	163,694	27,005,662
Prudential PLC	2,622,741	27,887,013
Reckitt Benckiser Group PLC	661,582	42,702,825
RELX PLC	2,543,754	138,825,735
Rio Tinto PLC	1,194,618	71,186,619
Sage Group PLC (The)	1,333,260	22,103,638
Schroders PLC	1,220,821	5,379,156
Segro PLC	1,944,478	17,688,246
Shell PLC	6,937,034	223,870,206
Smiths Group PLC	357,086	8,898,438
Spirax Group PLC	70,428	5,550,852
SSE PLC	1,498,122	33,776,766
Unilever PLC	2,746,556	174,872,893
Wise PLC, Class A(a)	1,604,407	21,044,041
WPP PLC	1,630,726	12,642,293
		1,838,431,485
Total Common Stocks — 99.1% (Cost: $8,738,425,670)		10,319,801,619
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	144,170	7,247,662
Henkel AG & Co. KGaA, Preference Shares, NVS	112,767	8,758,202
		16,005,864
Total Preferred Stocks — 0.2% (Cost: $23,736,084)		16,005,864
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	15,091	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.3% (Cost: $8,762,161,754)		10,335,807,483

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	6,645,894	$6,648,553
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	6,060,000	6,060,000
Total Short-Term Securities — 0.1% (Cost: $12,708,553)		12,708,553
Total Investments — 99.4% (Cost: $8,774,870,307)		10,348,516,036
Other Assets Less Liabilities — 0.6%		60,918,789
Net Assets — 100.0%		$10,409,434,825

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,390,242	$—	$(2,742,332)(a)	$662	$(19)	$6,648,553	6,645,894	$21,147 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,180,000	3,880,000 (a)	—	—	—	6,060,000	6,060,000	61,172	—
				$662	$(19)	$12,708,553		$82,319	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	66	06/12/25	$12,319	$12,141
SPI 200 Index	81	06/19/25	10,561	277,460
Euro STOXX 50 Index	532	06/20/25	30,977	(382,864)
FTSE 100 Index	150	06/20/25	16,973	58,265
				$(34,998)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Intl Quality Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$693,300,289	$9,626,501,330	$—	$10,319,801,619
Preferred Stocks	—	16,005,864	—	16,005,864
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	12,708,553	—	—	12,708,553
	$706,008,842	$9,642,507,194	$—	$10,348,516,036
Derivative Financial Instruments(a)
Assets
Equity Contracts	$277,460	$70,406	$—	$347,866
Liabilities
Equity Contracts	—	(382,864)	—	(382,864)
	$277,460	$(312,458)	$—	$(34,998)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust